Financial instruments and financial risk management - Liquidity risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	€ 182,008	€ 165,790
Financial liabilities	€ 156,151	148,337
The number of days within which the entity's trade receivables are usually paid.	7 days
Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	€ 115,668	104,399
Later than one year and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	29,188	35,049
Later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	34,822	26,343
Trade and other payables
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	85,322	71,085
Financial liabilities	85,322	71,085
Trade and other payables | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	85,322	71,085
Other liabilities.
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	21,064	19,580
Financial liabilities	21,064	19,580
Other liabilities. | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	21,064	19,580
Lease liabilities.
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	75,622	75,125
Financial liabilities	49,765	57,672
Lease liabilities. | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	9,282	13,734
Lease liabilities. | Later than one year and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	29,188	35,049
Lease liabilities. | Later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	€ 34,822	€ 26,343